Leases (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Leases [Abstract]
Company-owned stores and office space	600
Operating leases	¥ 2,971,616	¥ 16,816,763